CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 1,064,606	$ 58,711
Accounts receivable	267,694	124,553
Prepaid expenses and other current assets	59,055	46,734
Inventory, net	27,145	15,518
Total current assets	1,418,500	245,516
Property and equipment, net	1,700,813	1,725,268
Intangible assets, net	1,268,668	1,524,927
Goodwill	187,000	187,000
Total Assets	4,574,981	3,682,711
Current Liabilities
Accounts payable and accrued expenses	457,526	293,532
Interest payable	63,032	84,720
Line of credit – related party	1,297,500	800,000
Notes payable (net of debt discount of $279,435 as of December 31, 2015), current portion		986,475
Deferred rental revenue and customer deposits	66,138	33,146
Accrued stock payable	663,000	1,532,420
Derivative warrant liability	15,386,000
Total current liabilities	17,933,196	3,730,293
Notes payable (net of debt discount of $2,419,800 and $ --, respectively, as of September 30, 2016 and December 31, 2015), less current portion	580,200	151,397
Tenant deposits	8,854	9,204
Total Liabilities	18,522,250	3,890,894
Commitments and Contingencies
Stockholders’ Equity (Deficit)
Preferred stock, no par value; 5,000,000 share authorized; no shares issued and outstanding at September 30, 2016 and December 31, 2015
Common Stock, $0.001 par value; 100,000,000 shares authorized; 15,495,421 shares and 14,915,421 shares issued and outstanding on September 30, 2016 and December 31, 2015, respectively	15,495	14,915
Additional paid-in capital	19,436,411	16,204,280
Accumulated deficit	(33,399,175)	(16,427,378)
Total Stockholders’ Deficit	(13,947,269)	(208,183)
Total Liabilities & Stockholders’ Deficit	$ 4,574,981	$ 3,682,711